Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	[1]	$ 778,508	$ 767,365
Allowance for credit losses		(7,463)	(6,536)
Total loans net of allowance for credit losses		771,045	760,829
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		254,923	234,172
Total loans net of allowance for credit losses		254,923	234,172
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		388,164	406,650
Total loans net of allowance for credit losses		388,164	406,650
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		32,742	28,207
Total loans net of allowance for credit losses		32,742	28,207
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		27,612	26,840
Total loans net of allowance for credit losses		27,612	26,840
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		75,067	71,496
Allowance for credit losses		(7,463)	(6,536)
Total loans net of allowance for credit losses		67,604	64,960
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		370,191	350,941
Allowance for credit losses		(1,460)	(1,208)
Total loans net of allowance for credit losses		368,731	349,733
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		92,485	72,883
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		228,818	233,469
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		18,398	15,456
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		25,699	25,264
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		4,791	3,869
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		110,567	106,379
Allowance for credit losses		(2,432)	(2,319)
Total loans net of allowance for credit losses		108,135	104,060
Personal loans [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		21,114	18,753
Personal loans [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		37,982	37,707
Personal loans [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,341	5,411
Personal loans [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		1,269	1,171
Personal loans [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		44,861	43,337
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		18,045	17,374
Allowance for credit losses		(1,355)	(1,160)
Total loans net of allowance for credit losses		16,690	16,214
Credit cards [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		18,045	17,374
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		279,705	292,671
Allowance for credit losses		(2,216)	(1,849)
Total loans net of allowance for credit losses		277,489	290,822
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		141,324	142,536
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		121,364	135,474
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		9,003	7,340
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		644	405
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		7,370	6,916
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		367,518	357,750
Total loans net of allowance for credit losses		367,518	357,750
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		111,631	93,626
Floating interest rate [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		50,887	47,790
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		205,000	216,334
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		401,719	402,143
Total loans net of allowance for credit losses		401,719	402,143
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		253,782	253,954
Fixed interest rate [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		58,258	57,219
Fixed interest rate [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		18,045	17,374
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		71,634	73,596
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		9,271	7,472
Allowance for credit losses		(7,463)	(6,536)
Total loans net of allowance for credit losses		1,808	936
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		4,778	3,361
Non-rate sensitive [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		1,422	1,370
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		$ 3,071	$ 2,741

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.